Document and Entity Information	May 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2024
Entity File Number	001-15555
Entity Registrant Name	Riley Exploration Permian, Inc.
Entity Central Index Key	0001001614
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-0267438
Entity Address, Address Line One	29 E. Reno Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73104
City Area Code	405
Local Phone Number	415-8699
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	REPX
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false